RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Izzy Sheratzky [Member]
Payment to related party for services	$ 1,096	$ 2,136	$ 2,859
Eyal Sheratzky [Member]
Payment to related party for services	864	1,707	2,224
Nir Sheratzky [Member]
Payment to related party for services	864	1,707	2,208
Gil Sheratzky [Member]
Payment to related party for services	$ 518	$ 1,051	$ 1,039